MANAGED ACCOUNT SERIES

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated April 16, 2024 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated August 28, 2023, as amended or supplemented to date

Effective June 30, 2024, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock GA Disciplined Volatility Equity Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock GA Disciplined Volatility Equity Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Rick Rieder	2021

Managing Director of BlackRock, Inc.,

Chief Investment Officer of Global Fixed Income, Head of Global Allocation Investment Team, member of the Global Executive Committee, Global Executive Committee Investments Sub-Committee,

Global Operating Committee and Chairman of the BlackRock, Inc. firmwide Investment Council.

Russ Koesterich, CFA, JD	2017	Managing Director of BlackRock, Inc.
Randy Berkowitz, CFA	2021	Managing Director of BlackRock, Inc.

The section of the Summary Prospectuses entitled “Key Facts About BlackRock GA Dynamic Equity Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock GA Dynamic Equity Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Rick Rieder	2021

Managing Director of BlackRock, Inc.,

Chief Investment Officer of Global Fixed Income, Head of Global Allocation Investment Team, member of the Global Executive Committee, Global Executive Committee Investments Sub-Committee,

Global Operating Committee and Chairman of the BlackRock, Inc. firmwide Investment Council.

Russ Koesterich, CFA, JD	2017	Managing Director of BlackRock, Inc.
Randy Berkowitz, CFA	2024	Managing Director of BlackRock, Inc.
Sarah Thompson	2024	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — BlackRock GA Disciplined Volatility Equity Fund — About the Portfolio Management Team of the BlackRock GA Disciplined Volatility Equity Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE BLACKROCK GA DISCIPLINED VOLATILITY EQUITY FUND
The BlackRock GA Disciplined Volatility Equity Fund is managed by a team of financial professionals. Rick Rieder, Russ Koesterich, CFA, JD, and Randy Berkowitz, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — BlackRock GA Dynamic Equity Fund — About the Portfolio Management Team of the BlackRock GA Dynamic Equity Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE BLACKROCK GA DYNAMIC EQUITY FUND
The BlackRock GA Dynamic Equity Fund is managed by a team of financial professionals. Rick Rieder, Russ Koesterich, CFA, JD, Randy Berkowitz, CFA and Sarah Thompson are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock GA Disciplined Volatility Equity Fund” is deleted in its entirety and replaced with the following:

The BlackRock GA Disciplined Volatility Equity Fund is managed by a team of financial professionals. Rick Rieder, Russ Koesterich, CFA, JD, and Randy Berkowitz, CFA are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc., Chief Investment Officer of Global Fixed Income, Head of Global Allocation Investment Team, member of the Global Executive Committee, Global Executive Committee Investments Sub-Committee, Global Operating Committee and Chairman of the BlackRock, Inc. firmwide Investment Council; Managing Director of BlackRock, Inc. since 2009.
Russ Koesterich, CFA, JD	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Randy Berkowitz, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2014 to 2021.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock GA Dynamic Equity Fund” is deleted in its entirety and replaced with the following:

The BlackRock GA Dynamic Equity Fund is managed by a team of financial professionals. Rick Rieder, Russ Koesterich, CFA, JD, Randy Berkowitz, CFA and Sarah Thompson are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc., Chief Investment Officer of Global Fixed Income, Head of Global Allocation Investment Team, member of the Global Executive Committee, Global Executive Committee Investments Sub-Committee, Global Operating Committee and Chairman of the BlackRock, Inc. firmwide Investment Council; Managing Director of BlackRock, Inc. since 2009.
Russ Koesterich, CFA, JD	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2009.
Randy Berkowitz, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2014 to 2021.
Sarah Thompson	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Managing Director of BlackRock, Inc. since 2013.

Shareholders should retain this Supplement for future reference.